Inventories (Table)	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories Explanatory [Abstract]
Disclosure of detailed information about inventories [Text Block]
The composition of inventory at each period-end is as follows:

Type of inventory	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Raw material	7,287	6,764
Supplies for production	26,064	26,840
Products-in-progress	457,563	423,621
Finished product	492,424	456,449
Total	983,338	913,674

Disclosure of information about inventory reserves [Text Block]
The breakdown of inventory allowances is detailed as follows:

Type of inventory	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Raw material and supplies for production	2,488	1,838
Products-in-progress	71,468	82,673
Finished product	14,218	20,771
Total	88,174	105,282

Disclosure of movements in provisions for inventories [Text Block]
As of December 31, 2019 and
December 31, 2018,
movements in provisions are detailed as follows:

Conciliation	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
Beginning balance	105,282	96,284	81,295
Increase (decrease) in lower value provision (1)	(6,987)	7,845	19,515
Increase (decrease) in provision relating to differences of inventory (2)	(123)	3,176	573
Increase / decrease in provision relating to eventual differences and others (3)	(6,262)	2,436	(178)
Provision used	(3,736)	(4,459)	(4,921)
Total changes	(17,108)	8,998	14,989
Final balance	88,174	105,282	96,284

(1)	There are three types of Lower Value Provisions: (a) Economic Realizable Lower Value, (b) Potential Inventory with Uncertain Future Use and (c) Reprocessing Costs of Off-Specification Products.

(2)
Provisions for Inventory Differences generated when physical differences are detected when taking inventory, which exceed the tolerance levels for this process, At least two annual inventories are taken in the production sites and in the port in Chile (“zero sum” systems have immediate potential adjustments).

(3)
This algorithm corresponds to the provision of diverse percentages based on the complexity in the measurement and rotation of stock, as well as standard differences based on previous results, as is the case with provisions relating to Commercial Offices.